Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 391,310	$ 59,971		¥ 516,607
China
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 110,241	248,716		¥ 59,705	$ 20,381
Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents		$ 32,352	$ 1		$ 435,152	$ 1,369